Consolidated Statements of Cash Flows ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Cash flows from operating activities:
Net income/(loss)	$ (1,483.0)	₨ (112,372.2)	₨ (142,138.0)	₨ (112,984.1)
Adjustments for:
Depreciation and amortization expense	3,157.5	239,317.1	229,638.1	207,632.1
Inventory write-down	16.5	1,253.4	1,291.9	3,208.1
Allowances for finance receivables	172.6	13,075.9	9,579.4	6,602.1
Defined benefit pension plan amendment cost			848.1
Provision for employee separation cost			4,307.6	4,097.8
Provision related to Russia market	56.9	4,286.6
Restructuring cost at JLR – Assets write downs, employees and third party obligations			149,943.0
Provision/(reversal of provision) for onerous contracts			(6,630.0)	7,770.0
Allowances for trade and other receivables	20.0	1,512.6	500.1	1,528.5
share-based payments	2.4	180.5	90.4	47.0
Share of (profit)/loss of equity accounted investees (net)	9.8	740.6	3,789.6	10,000.0
Loss/(gains) on sale/write off of assets and others (net)	12.4	941.9	3,094.6	3,131.9
Marked-to-market (gain)/loss on investments measured at fair value through profit or loss	(7.0)	(528.6)	(199.1)	3,890.5
Profit on sale of investments (net)	(28.2)	(2,137.0)	(1,772.6)	(1,873.4)
(Gain)/Loss on change in fair value of commodity derivatives	(64.1)	(4,860.4)	(13,657.9)	7,287.6
Provision for loan given to a joint venture				251.2
Foreign exchange (gain)/loss (net)	(108.4)	(8,217.2)	(43,981.2)	20,187.8
Income tax expense/(credit)	556.8	42,204.9	25,410.7	3,644.5
Interest expense	1,230.5	93,263.1	80,840.5	72,553.1
Interest income	(82.5)	(6,252.1)	(4,925.3)	(11,696.9)
Dividend income and income on mutual funds	(4.5)	(342.2)	(183.7)	(211.4)
Cash flows from operating activities before changes in following assets and liabilities	3,446.3	261,204.3	292,132.7	233,053.2
Trade receivables	34.4	2,610.8	(11,183.5)	79,131.1
Finance receivables	(10.0)	(756.3)	(43,869.4)	20,207.7
Other financial assets	17.1	1,292.6	(12,755.8)	645.3
Other current assets	(169.0)	(12,812.4)	872.8	6,351.7
Inventories	61.8	4,687.4	37,975.1	23,251.8
Other non-current assets	(531.8)	(40,309.3)	37,329.1	(34,660.6)
Accounts payable	(673.9)	(51,080.2)	6,606.5	(76,794.3)
Acceptances	(253.6)	(19,219.7)	50,875.0	(4,053.8)
Other current liabilities	219.3	16,618.2	16,375.8	(10,130.4)
Other financial liabilities	40.6	3,074.9	1,974.0	(4,560.2)
Other non-current liabilities	(519.9)	(39,407.8)	12,508.6	(46,100.4)
Provisions	475.3	36,022.2	(77,790.2)	97,837.7
Cash generated from operations	2,136.6	161,924.7	311,050.7	284,178.8
Income tax paid (net)	(252.0)	(19,096.4)	(21,045.6)	(17,849.4)
Net cash provided by operating activities	1,884.6	142,828.3	290,005.1	266,329.4
Cash flows from investing activities:
Deposits with banks/financial institutions	(1,690.0)	(128,088.6)	(372,793.6)	(401,147.9)
Realization of deposits with banks / financial institutions	3,349.5	253,868.6	380,859.9	358,750.9
Investments in Mutual Fund (purchased)/sold (net)	(391.7)	(29,685.4)	(74,328.5)	(13,392.9)
Disposal of subsidiary company	(13.0)	(984.5)
Investments in other companies	(5.2)	(397.1)	(973.0)	(994.1)
Proceeds from sale of investments in other companies	13.7	1,035.5	2,258.2	214.5
Deposits of margin money and other restricted deposits	(131.2)	(9,942.2)	(19,639.1)	(15,618.6)
Realization of margin money and other restricted deposits	249.6	18,917.4	17,526.9	14,772.4
Proceeds from disposal of defence business	30.9	2,340.9
Investment in Government securities	(162.0)	(12,282.1)
(Increase)/decrease in short term inter-corporate deposits				(144.4)
Loan given to joint venture				(17.0)
Proceeds from loan/(given) to others				34.2
Investments in equity accounted investees			(99.0)	(6,064.0)
Dividends received from equity accounted investees			15.1	6,224.4
Interest received	86.1	6,529.4	4,275.0	11,044.8
Dividend received	4.2	320.1	183.7	211.4
Payments for property, plant and equipment	(1,192.7)	(90,394.0)	(117,756.5)	(143,191.7)
Proceeds from sale of property, plant and equipment	30.4	2,301.0	3,505.8	1,714.8
Payments for intangible assets	(808.7)	(61,290.2)	(84,297.5)	(153,828.6)
Payments for acquisitions, net of cash acquired				(270.4)
Net cash used in investing activities	(630.1)	(47,751.2)	(261,262.6)	(341,702.2)
Cash flows from financing activities:
Proceeds from issue of shares and warrants (net of issue expenses)	2.5	185.9	26,025.1	38,887.7
Proceeds From Issuance Of Compulsorily Convertible Preference Shares	494.8	37,500.0
Dividends paid to non-controlling interests shareholders of subsidiaries (including dividend distribution tax)	(13.0)	(983.9)	(287.5)	(533.3)
Interest paid	(1,292.1)	(97,931.8)	(85,002.7)	(79,876.5)
Proceeds from issuance of short-term debt	2,229.3	168,967.8	208,071.5	107,124.2
Repayment of short-term debt	(2,567.6)	(194,604.5)	(110,789.3)	(128,529.3)
Net change in other short-term debt (with maturity up to three months)	(260.7)	(19,755.9)	(45,442.7)	(15,871.2)
Proceeds from issuance of long-term debt	4,158.9	315,212.0	296,423.6	288,327.7
Repayments of long-term debt	(3,081.5)	(233,558.0)	(186,296.1)	(169,937.7)
Proceeds / (payments) from option settlement of long term borrowings	(12.9)	(977.7)	350.1	1,909.0
Repayment of matured fixed deposits			(4.8)	(67.5)
Repayment of lease liability	(134.2)	(10,171.9)	(9,813.0)	(8,763.6)
Dividends paid	(0.2)	(15.3)	(15.7)	(35.2)
Proceeds from issuance of perpetual instruement classified as equity by a subsidiary (net)	62.8	4,762.8	7,007.5	2,450.0
Proceeds from issuance /(payment) for acquisition of shares from non-controlling			2.4	(221.5)
Debt issuance cost	(32.1)	(2,431.2)	(1,186.5)	(966.8)
Net cash (used in)/ provided by financing activities	(446.0)	(33,801.7)	99,041.9	33,896.0
Net change in cash and cash equivalents	808.5	61,275.4	127,784.4	(41,476.8)
Effect of foreign exchange on cash and cash equivalents	43.7	3,314.6	4,537.7	10,556.8
Cash and cash equivalents, beginning of the year	4,182.5	317,000.1	184,678.0	215,598.0
Cash and cash equivalents, end of the year	5,034.7	381,590.1	317,000.1	184,678.0
Non-cash transactions:
Liability towards property, plant and equipment and intangible assets purchased on credit/deferred credit	600.0	45,476.8	53,678.4	66,267.8
Subsidiaries [member]
Adjustments for:
Impairment losses	$ (11.4)	₨ (862.6)		3,532.0
Passenger vehicle segment [member]
Adjustments for:
Impairment /(reversal of impairment) losses in Passenger Vehicle business			(3,713.5)	4,454.8
Impairment losses			₨ (3,713.5)	₨ 4,454.8